Subsidiaries (Details)			12 Months Ended
	Oct. 13, 2025	Dec. 20, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Eurolife FFH General Insurance Single Member S.A. (Eurolife General)
Subsidiaries
Percentage of equity interest	80.00%
Recipe Unlimited Corporation (Recipe)
Subsidiaries
Percentage of equity interest			100.00%	84.00%
Peak Achievement Athletics, Inc.
Subsidiaries
Percentage of equity interest		100.00%			42.60%
Property and Casualty Insurance and Reinsurance | North American Insurers | Northbridge Financial Corporation (Northbridge)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | North American Insurers | Crum & Forster Holdings Corp. (Crum & Forster)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | North American Insurers | Zenith National Insurance Corp. (Zenith National)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Odyssey Group Holdings, Inc. (Odyssey Group)
Subsidiaries
Percentage of equity interest			90.00%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Brit Group Holdings Limited (Brit)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Ki Financial Limited (Ki)
Subsidiaries
Percentage of equity interest			20.00%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Allied World Assurance Company Holdings, Ltd (Allied World)
Subsidiaries
Percentage of equity interest			83.40%
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Bryte Insurance Company Ltd (Bryte Insurance)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Eurolife FFH General Insurance Single Member S.A. (Eurolife General)
Subsidiaries
Percentage of equity interest			80.00%
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Gulf Insurance Group K.S.C.P.
Subsidiaries
Percentage of equity interest			97.10%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | Polskie Towarzystwo Reasekuracji Spolka Akcyjna (Polish Re)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | Colonnade Insurance S.A. (Colonnade Insurance)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | ARX Insurance Company (ARX Insurance)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | Private Joint Stock Company Insurance Company Universalna (Universalna)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | Fairfax Brasil Seguros Corporativos S.A. (Fairfax Brasil)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | La Meridional Compania Argentina de Seguros S.A. (La Meridional Argentina)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | SBS Seguros Colombia S.A. (Southbridge Colombia)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | SBI Seguros Uruguay S.A. (Southbridge Uruguay)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | Southbridge Compania de Seguros Generales S.A. (Southbridge Chile)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Group Re | CRC Reinsurance Limited (CRC Re)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Group Re | Wentworth Insurance Company Ltd. (Wentworth)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Group Re | Connemara Reinsurance Company Ltd. (Connemara)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Falcon Insurance Company (Hong Kong) Limited (Falcon)
Subsidiaries
Percentage of equity interest			100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | The Pacific Insurance Berhad (Pacific Insurance)
Subsidiaries
Percentage of equity interest			85.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)
Subsidiaries
Percentage of equity interest			80.90%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | The Falcon Insurance Public Company Limited (Falcon Thailand)
Subsidiaries
Percentage of equity interest			99.80%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Singapore Reinsurance Corporation Limited (Singapore Re)
Subsidiaries
Percentage of equity interest			100.00%
Life insurance and Run-off | Eurolife FFH Insurance Group Holdings S.A. (Eurolife)
Subsidiaries
Percentage of equity interest			80.00%
Life insurance and Run-off | U.S. Run-off | TIG Insurance Company (TIG Insurance)
Subsidiaries
Percentage of equity interest			100.00%
Investment management | Hamblin Watsa Investment Counsel Ltd. (Hamblin Watsa)
Subsidiaries
Percentage of equity interest			100.00%
Non-insurance | Restaurants and retail | Recipe Unlimited Corporation (Recipe)
Subsidiaries
Percentage of equity interest			100.00%
Non-insurance | Restaurants and retail | Sleep Country Canada Inc. (Sleep Country)
Subsidiaries
Percentage of equity interest			100.00%
Non-insurance | Restaurants and retail | Sporting Life Group Limited (Sporting Life Group)
Subsidiaries
Percentage of equity interest			88.00%
Non-insurance | Fairfax India | Fairfax India Holdings Corporation (Fairfax India)
Subsidiaries
Percentage of equity interest			42.90%
Proportion of voting rights held			95.20%
Non-insurance | Thomas Cook India | Thomas Cook (India) Limited (Thomas Cook India)
Subsidiaries
Percentage of equity interest			64.50%
Non-insurance | Other | AGT Food and Ingredients Inc. (AGT)
Subsidiaries
Percentage of equity interest			65.70%
Non-insurance | Other | Dexterra Group Inc. (Dexterra Group)
Subsidiaries
Percentage of equity interest			50.40%
Non-insurance | Other | Farmers Edge Inc. (Farmers Edge)
Subsidiaries
Percentage of equity interest			70.50%
Non-insurance | Other | Grivalia Hospitality S.A. (Grivalia Hospitality)
Subsidiaries
Percentage of equity interest			83.60%
Non-insurance | Other | Meadow Foods Limited (Meadow Foods)
Subsidiaries
Percentage of equity interest			94.70%
Non-insurance | Other | Peak Achievement Athletics, Inc.
Subsidiaries
Percentage of equity interest			100.00%
Ki Financial Limited (Ki)
Subsidiaries
Proportion of voting rights held			51.00%
Thomas Cook (India) Limited (Thomas Cook India) | Sterling Holiday Resorts Limited (Sterling Resorts)
Subsidiaries
Percentage of equity interest			64.50%
Proportion of voting rights held			100.00%